Vessels under construction (Details) $ in Thousands	1 Months Ended						2 Months Ended	12 Months Ended
	Oct. 31, 2024 vessel	Sep. 30, 2024 vessel	Aug. 31, 2024 teu vessel	Jun. 30, 2024 vessel teu	Mar. 31, 2024 vessel cEU	Oct. 31, 2023 teu vessel	Nov. 30, 2020 teu	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Property Plant And Equipment [Line Items]
Number of vessels under construction								37	40
Purchase obligation, number of vessels under contract remaining | teu						2
Number of vessels under contract				27		6
Capacity in TEUs | teu							12,000
Number of vessels under contract, novated				13
Leases for Four 9000 TEU Vessels
Property Plant And Equipment [Line Items]
Capacity in TEUs				9,000
Leases for Four 17000 TEU Vessels
Property Plant And Equipment [Line Items]
Capacity in TEUs | teu				17,000
Customer B
Property Plant And Equipment [Line Items]
Number of vessels under construction	6		6		2	8
Capacity of vessels under contract	13,600		13,000		10,800	10,800
Asset under Construction
Property Plant And Equipment [Line Items]
Accumulated capitalized interest costs | $								$ 38,436	$ 66,628
Vessels | Customer B | Ship Operations | Related Party
Property Plant And Equipment [Line Items]
Number of time charters vessels in operation		5		4		2		5